Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration.
Schedule of auditor's remuneration

	2024	2023	2022
	£m	£m	£m
Fees payable for:
- the audit of NatWest Group’s annual accounts (1)	5.1	4.9	4.7
- the audit of NatWest Group plc’s subsidiaries (1)	32.5	32.3	31.9
- audit-related assurance services (1,2)	4.2	4.5	3.9
Total audit and audit-related assurance services fees	41.8	41.7	40.5

Other assurance services	1.0	0.7	1.2
Corporate finance services (3)	3.1	0.7	0.5
Total other services	4.1	1.4	1.7

(1)	The 2024 audit fee was approved by the Group Audit Committee. At 31 December 2024, £16 million has been billed and paid in respect of the 2024 NatWest Group audit fees.
(2)

Comprises fees of £1.4 million (2023 - £1.4 million) for reviews of interim financial information and £2.8 million (2023 - £2.8 million) for reports to NatWest Group’s regulators in the UK and overseas.

(3)

Comprises fees of £2.3 million (2023 – nil) in relation to a retail share offering and £0.8 million (2023 - £0.7 million) for work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.